11. Long-Term Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

At December 31, Highlands Bankshares, Inc. and its Subsidiary had the following long-term debt agreements:

	2016	2015

Note payable FHLB dated 08/23/05 for $750 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB’s Affordable Housing Program.	$146	$198

Note payable FHLB dated 08/29/12 for $12,500 with an annual interest rate of 3.53%, due 08/29/19. The note requires quarterly interest payments.	12,500	12,500

Note payable FHLB dated 08/29/12 for $12,500 with an annual interest rate of 3.70%, due 08/29/19. The note requires quarterly interest payments.	12,500	12,500

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 2.73%, due 08/29/18. The note requires quarterly interest payments	5,000	5,000

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 3.74%, due 08/29/19. The note requires quarterly interest payments.	5,000	5,000

Note payable FHLB dated 08/29/12 for $7,500 with an annual interest rate of 2.43%, due 08/29/17. The note requires quarterly interest payments.	Included in Short Term Borrowings	7,500

Note payable FHLB dated 08/29/12 for $5,000 with an annual interest rate of 2.86%, due 08/29/18. The note requires quarterly interest payments.	5,000	5,000

Total	$40,146	$47,698

A specific class of commercial and residential mortgage loans, with a balance of $145,793 at December 31, 2016 were pledged to the FHLB as collateral for the above advances and to secure additional available lines of credit.

Contractual principal maturities of long-term debt at December 31, 2016 are as follows:

2017	$-
2018	10,053
2019	30,053
2020	40

$40,146